Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Financial assets at FVTPL	$ 467,184	$ 420,544	$ 77,801
Derivative financial instruments	177,450	30,339
Financial liabilities at FVTPL	5,095
Quoted prices in active markets (Level 1) [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Financial assets at FVTPL	304,136	407,510	72,052
Derivative financial instruments
Financial liabilities at FVTPL	2,430
Recent transaction price (Level 2) [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Financial assets at FVTPL	150,110	7,171	1,813
Derivative financial instruments	177,450	30,339
Financial liabilities at FVTPL
Significant unobservable inputs (Level 3) [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Financial assets at FVTPL	12,938	5,863	$ 3,936
Derivative financial instruments
Financial liabilities at FVTPL	$ 2,665